Shareholders' Equity (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of share options, shares			189
Share based compensation expense	$ 951	$ 605		$ 1,768	$ 1,250	$ 2,892
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of share options, shares	382,359
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted				396,500
Vesting period				4 years